SEGMENT INFORMATION (Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Assets	$ 29,477	$ 21,275	$ 17,735
Reportable segments
Disclosure of operating segments [line items]
Assets	16,632	14,220
Reportable segments | Utilities
Disclosure of operating segments [line items]
Assets	6,542	4,605
Reportable segments | Transport
Disclosure of operating segments [line items]
Assets	6,990	6,160
Reportable segments | Energy
Disclosure of operating segments [line items]
Assets	3,134	3,032
Reportable segments | Comm. Infrastructure
Disclosure of operating segments [line items]
Assets	1,049	933
Reportable segments | Corporate
Disclosure of operating segments [line items]
Assets	(1,083)	(510)
Contribution from investments in associates
Disclosure of operating segments [line items]
Assets	(3,134)	(2,996)
Attributable to non- controlling interest
Disclosure of operating segments [line items]
Assets	11,668	6,496
Working capital adjustment and other
Disclosure of operating segments [line items]
Assets	$ 4,311	$ 3,555